Intangible Assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Intangible Assets

(13) Intangible Assets

The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2018 and 2019 are as follows:

(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2017	¥977,134	¥347,045	¥33,862	¥1,358,041

Additions	¥—	¥12,765	¥2,469	¥15,234
Internally developed	132,800	13,586	—	146,386
Sales or disposal	(137,637)	(13,757)	(1,695)	(153,089)
Exchange differences on translating foreign operations	667	(4,388)	(289)	(4,010)
Other	—	(88)	(878)	(966)

Balance as of March 31, 2018	¥972,964	¥355,163	¥33,469	¥1,361,596

Additions	¥—	¥11,836	¥3,956	¥15,792
Internally developed	161,232	14,975	—	176,207
Sales or disposal	(104,237)	(5,082)	(265)	(109,584)
Exchange differences on translating foreign operations	183	2,701	(1,067)	1,817
Other	—	(29)	2,195	2,166

Balance as of March 31, 2019	¥1,030,142	¥379,564	¥38,288	¥1,447,994

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2017	¥(358,130)	¥(211,912)	¥(9,807)	¥(579,849)

Amortization	¥(153,922)	¥(40,663)	¥(1,359)	¥(195,944)
Sales or disposal	137,637	12,610	1,057	151,304
Exchange differences on translating foreign operations	(28)	3,423	352	3,747
Other	—	(146)	806	660

Balance as of March 31, 2018	¥(374,443)	¥(236,688)	¥(8,951)	¥(620,082)

Amortization	¥(148,100)	¥(39,224)	¥(1,243)	¥(188,567)
Sales or disposal	104,237	2,842	59	107,138
Exchange differences on translating foreign operations	(9)	(2,040)	222	(1,827)
Other	—	612	(900)	(288)

Balance as of March 31, 2019	¥(418,315)	¥(274,498)	¥(10,813)	¥(703,626)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2018	¥598,521	¥118,475	¥24,518	¥741,514
Balance as of March 31, 2019	611,827	105,066	27,475	744,368

Amortization of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.

For commitments for purchases of intangible assets, see note 28.